Utility Plant In Service (Schedule Of Original Cost Of Utility Plant In Service) (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Entity Information [Line Items]
Production		$ 2,862,579	$ 2,743,677
Transmission		268,594	256,892
Distribution		1,323,190	1,283,391
General plant		203,660	194,792
Total utility plant in service	$ 4,885,709	4,658,023	4,478,752
Indianapolis Power And Light Company [Member]
Entity Information [Line Items]
Production		2,862,579	2,743,677
Transmission		268,594	256,892
Distribution		1,323,190	1,283,391
General plant		203,660	194,792
Total utility plant in service	$ 4,885,709	$ 4,658,023	$ 4,478,752